Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 16, 2016
Entity Registrant Name	dei_EntityRegistrantName	BURNHAM INVESTORS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000030126
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 16, 2016
Document Effective Date	dei_DocumentEffectiveDate	Feb. 16, 2016
Prospectus Date	rr_ProspectusDate	May 01, 2015
Class A, C Prospectus | Burnham Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BURHX
Class A, C Prospectus | Burnham Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BURJX
Class A, C Prospectus | Burnham Financial Services Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BURKX
Class A, C Prospectus | Burnham Financial Services Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BURNX
Class A, C Prospectus | Burnham Financial Long/Short Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BURFX
Class A, C Prospectus | Burnham Financial Long/Short Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BURCX
Class I Prospectus | Burnham Financial Long/Short Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BMFIX